Financial liabilities - Not at fair value (Details) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	€ 1,153,918	€ 1,126,069	€ 1,126,069
Deposits
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	900,931	883,320	883,320
Deposits - Central banks
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	73,801		71,414
Deposits - Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	90,363		91,300
Deposits - Customers
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	736,767		720,606
Marketable debt securities
Disclosure of financial liabilities [line items]
Financial liabilities	226,775		217,966
Financial liabilities at amortised cost	224,466		214,910
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	28,521	€ 27,839	27,839
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,153,918		1,126,069
Carrying amount | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities	900,931		883,320
Carrying amount | Deposits - Central banks
Disclosure of financial liabilities [line items]
Financial liabilities	73,801		71,414
Carrying amount | Deposits - Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities	90,363		91,300
Carrying amount | Deposits - Customers
Disclosure of financial liabilities [line items]
Financial liabilities	736,767		720,606
Carrying amount | Marketable debt securities
Disclosure of financial liabilities [line items]
Financial liabilities	224,466		214,910
Carrying amount | Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	28,521		27,839
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities at fair value	1,155,703		1,132,771
Fair value | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities at fair value	899,853		883,880
Fair value | Deposits - Central banks
Disclosure of financial liabilities [line items]
Financial liabilities at fair value	73,251		70,713
Fair value | Deposits - Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities at fair value	90,450		91,767
Fair value | Deposits - Customers
Disclosure of financial liabilities [line items]
Financial liabilities at fair value	736,152		721,400
Fair value | Marketable debt securities
Disclosure of financial liabilities [line items]
Financial liabilities at fair value	227,342		221,276
Fair value | Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at fair value	€ 28,508		€ 27,615